RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL

Compensation to key management personnel were as follows:

	2023	2022	2021

Salaries	$2,044,920	$2,010,479	$1,782,297
Share-based payments (1)	1,771,078	1,711,716	2,077,333

Total	$3,815,998	$3,722,195	$3,859,630

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.